Subsequent Events (Details) - USD ($)			1 Months Ended	12 Months Ended
	Aug. 03, 2017	Jun. 02, 2017	Jul. 18, 2017	May 31, 2017	May 31, 2016
Subsequent Events (Textual)
Principal amount				$ 430,000	$ 207,750
Original issue discount				(237,608)	$ (134,148)
Property Lease Agreement [Member]
Subsequent Events (Textual)
Payment for agreement				119,000
Construction Agreement [Member]
Subsequent Events (Textual)
Payment for agreement				36,000
Crown Bridge Partners [Member]
Subsequent Events (Textual)
Principal amount				46,000
Payment for agreement				$ 71,500
Subsequent Event [Member] | GS Capital Partners, LLC [Member]
Subsequent Events (Textual)
Principal amount		$ 132,000	$ 105,000
Original issue discount		$ 15,000	$ 5,000
Interest rate		8.00%	8.00%
Due date		Jun. 02, 2018	Mar. 18, 2018
Debt, description		GS Capital Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 36% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 120% interest and 91 days through 180 for a cash payment of the principal plus 130% interest. The Company cannot prepay any amount outstanding after 180 days.
Subsequent Event [Member] | JSJ Investments Inc [Member]
Subsequent Events (Textual)
Principal amount	$ 60,000
Original issue discount	$ 5,000
Interest rate	8.00%
Due date	May 03, 2018
Debt, description	JSJ has the option to convert the Note plus accrued interest into common shares of the Company at any time. The conversion rate will be at a discount of 40% applied to the five lowest trading prices for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 180 for a cash payment of the principal plus 140% interest. The Company cannot prepay any amount outstanding after 180 days.